Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 42,176	$ 45,956
Less: Short-term debt		0
Total Long-term debt	42,176	45,956
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 42,176	$ 45,956